Segment Information (Details)	3 Months Ended			12 Months Ended
	Mar. 31, 2025 USD ($) segment		Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) segment		Dec. 31, 2023 USD ($)
SEGMENT INFORMATION
Cash	$ 35,000			$ 56,000		$ 434,000
Total operating expenses	264,000		$ 1,710,000	3,330,000		4,819,000
Interest income on investments held in Trust Account	$ 52,000		19,000	$ 123,000		10,000
Iris
SEGMENT INFORMATION
Number of operating segments | segment	1			1
Cash	$ 62,242	[1]		$ 65,343	[1],[2]	156,425	[2]
Cash and Cash Equivalents held in Trust Account	1,345,389			2,016,274		4,291,332
Interest income on investments held in Trust Account	16,894		47,241	137,717		553,641
Iris | Single reportable segment
SEGMENT INFORMATION
Cash	62,242			65,343		156,425
Cash and Cash Equivalents held in Trust Account	1,345,389			2,016,274		4,291,332
Other general and administrative expenses	507,004		558,479	1,909,768		1,231,012
Professional services fees in connection with Business Combination	320,643		163,275	996,551		1,071,934
Total operating expenses	827,647		721,754	2,906,319		2,302,946
Interest income on investments held in Trust Account	$ 16,894		$ 47,241	$ 137,717		$ 553,641

[1]	As of March 31, 2025 and December 31, 2024, include $27,347 and $12,347, respectively, of the restricted cash to be used for tax payments only.
[2]	As of December 31, 2024 and December 31, 2023, include $12,347 and $85,084, respectively of the restricted cash to be used for tax payments only.